SHAREHOLDERS’ EQUITY	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 11 SHAREHOLDERS’ EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, with one class of ordinary share. On April 11, 2022, the total number of ordinary shares which the Company was authorized to issue was 50,000,000 shares of capital stock, consisting of 6,562,500 shares of ordinary share issued and outstanding, at US$0.001 par value. The authorized share capital was increased to 500,000,000 ordinary shares on September 2, 2022.

Ordinary shares outstanding

On October 24, 2022, the Company issued 38,622 ordinary shares to Next Master Investments Limited (“Next Master”) at the price of US$2 per share, for a cash consideration of US$77,244. Concurrently, the Company issued the additional 45,000 shares of its ordinary shares to Next Master to settle its debt in an amount of US$90,000, at the price of US$2 per share.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 AND 2024

On July 26, 2023, the Company issued 1,202,981 ordinary shares to Top Elect Group Limited at the price of US$1,203, which was subsequently settled on March 27, 2024, and issued 61,038 and 65,206 ordinary shares for cash consideration of US$65 and US$61 to Next Master and Trade Expert Holdings Limited, respectively.

On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of US$4.00 per share. The net proceeds from the Offering amounted to US$8,680,594, after deducting underwriting discounts, commissions and offering-related expenses.

In February 2024, the Company entered into consultancy service agreements with Bluepeak Limited, Jipsy Trade Limited, Next Master Investments Limited and Trade Expert Holdings Limited settled in cash or ordinary shares of the Company for the service period of 1 year. In April 2024, these consultants agreed with the Company to settle the consultancy service fee by shares. On May 10, 2024, the Company fully issued the aggregate of 1,539,281 ordinary shares to these consultants at the price of US$0.757 per share.

The Company consummated the follow-on public offering of 3,600,000 ordinary shares at the price of US$0.351 per share for the total gross proceeds of US$1,263,600. The proceeds for this offering was received over September 23 to 25, 2024 and the ordinary shares were issued to the investors on October 11, 2024.

As of March 31, 2024 and September 30, 2024, the Company had a total of 10,425,290 and 11,964,571 ordinary shares issued and outstanding, respectively.